================================================================================


                                THE |
                              ALGER | Meeting the Challenge
                           AMERICAN | of investing
                               FUND |

                                 ALGER AMERICAN
                                GROWTH PORTFOLIO

                                 ALGER AMERICAN
                         SMALL CAPITALIZATION PORTFOLIO

                                 ALGER AMERICAN
                           INCOME AND GROWTH PORTFOLIO

                                 ALGER AMERICAN
                               BALANCED PORTFOLIO

                                 ALGER AMERICAN
                             MIDCAP GROWTH PORTFOLIO

                                 ALGER AMERICAN
                           LEVERAGED ALLCAP PORTFOLIO

                                        |
                            SEMI-ANNUAL | JUNE 30, 1998
                                 REPORT | (UNAUDITED)
                                        |

================================================================================

Fellow Shareholders:                                               JULY 23, 1998

A YEAR-TO-DATE REVIEW
For the first half of this year, the market has been divided into three distinct periods. Each period has exemplified a real economic and stock market theme. The first began on January 2, the first day of trading, when the Dow closed slightly below 8000. It lasted exactly one month, ending on January 30. During this time, the Dow was essentially flat, point-to-point. However, it did drop as low as 7600 mid-month. The primary theory of the market throughout this period was that the Asian economic crisis would slow the American economy, leading to depressed earnings.

The second period began on February 2nd when it became apparent that events in Asia were not hurting the American economy. Moreover, the Federal Reserve had retreated to a position of neutrality. This period extended through April 21, during which time the Dow traded up in a fairly uniform manner with an intra-day high above 9250. During this stretch, the market came to believe that Asia would not affect the American economy nor would the Fed intervene by raising short-term rates.

The third period began with a WALL STREET JOURNAL article suggesting that the economy was so strong that the Fed would have to raise rates at the May Federal Open-Market Committee meeting to guard against a jump in inflation. Most of the economic data certainly did suggest that the economy was growing at a rapid pace and there would have been an obvious case for higher rates had there been any signs of rising inflation. However, inflation continued to drop. At the same time, the situation in Asia was deteriorating to an alarming degree. The outbreak of rioting in Indonesia and labor unrest in Korea caused investors to worry that political and social unrest could jeopardize the already difficult task of restoring economic and financial stability. Meanwhile, the Japanese economy had slipped back into a recession. The Japanese yen continued to fall as investors lost confidence in the Japanese government's ability to redress the problems underlying the economy's malaise. The weakening Japanese economy, together with the drop in the yen, was seen as accelerating the entire region's financial and economic decline. To make matters even more alarming, Russia's financial difficulties intensified. Worries mounted that the financial crisis in Asia was spreading and threatening to swamp other countries. The impact of the Asian downturn on the U.S. economy became more visible as the U.S. trade deficit widened and more and more American companies began to warn that their earnings would fall far short of expectations.

Needless to say, these two theories -- an unstoppable economy versus an economy being dragged down by trouble overseas -- were somewhat mutually exclusive. It is not too surprising that the market became quite rattled and began to trade in a flat range with a high of 9200 and a low of approximately 8600. Stocks of companies producing goods and services for the domestic economy fared well since their earnings met or exceeded expectations and, therefore, gained favor with investors. Investors deserted companies whose exposure to Asia or to basic commodities cut into earnings. Thus, careful stock selection made a significant difference and contributed to the strong performance of the Portfolios.

LOOKING AHEAD
Since the situation in Asia is likely to remain highly uncertain, investor sentiment, we believe, will oscillate between guarded optimism and pessimism and, as a result, the financial markets both here and abroad will continue to be highly volatile. We expect economic conditions in the U.S. to remain constructive, but the rate of growth should slow in response to the weakness in the manufacturing sector. Investors will continue to favor companies which are able to produce solid earnings gains in a challenging economic environment. We believe that high quality growth companies with the ability to generate high levels of earnings should continue to perform well.

                                 Respectfully submitted,

                                 /s/David D. Alger
                                 ----------------------
                                 David D. Alger
                                 President

                                TABLE OF CONTENTS

Alger American Growth Portfolio:
     Schedule of Investments...............................................  3-4
     Financial Highlights..................................................    5

Alger American Small Capitalization Portfolio:
     Schedule of Investments...............................................  6-7
     Financial Highlights..................................................    8

Alger American Income and Growth Portfolio:
     Schedule of Investments............................................... 9-10
     Financial Highlights..................................................   11

Alger American Balanced Portfolio:
     Schedule of Investments...............................................12-13
     Financial Highlights..................................................   14

Alger American MidCap Growth Portfolio:
     Schedule of Investments...............................................15-16
     Financial Highlights..................................................   17

Alger American Leveraged AllCap Portfolio:
     Schedule of Investments...............................................18-19
     Financial Highlights..................................................   20

Statements of Assets and Liabilities.......................................   21

Statements of Operations...................................................   22

Statement of Cash Flows (Alger American Leveraged AllCap Portfolio)........   23

Statements of Changes in Net Assets........................................   24

Notes to Financial Statements..............................................25-27

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1998 (UNAUDITED)
================================================================================
   SHARES      COMMON STOCKS--93.0%                           VALUE
   ------                                                     -----
               APPLIANCES & TOOLS--.5%
  114,300      Black & Decker Corp. ....................  $  6,972,300
                                                          ------------
               BROADCASTING--.9%
  399,500      CBS Corp. ...............................    12,684,125
                                                          ------------

               BUILDING & CONSTRUCTION--1.6%
  381,700      Masco Corp. .............................    23,092,850
                                                          ------------

               BUSINESS SERVICES--2.5%
  412,200      Cognizant Corp. .........................    25,968,600
  238,000      H&R Block Inc. ..........................    10,025,750
                                                          ------------
                                                            35,994,350
                                                          ------------

               COMMUNICATIONS--5.8%
  423,600      America Online Inc. .....................    44,901,600
  805,200      WorldCom Inc.* ..........................    39,002,278
                                                          ------------
                                                            83,903,878
                                                          ------------

               COMMUNICATION EQUIPMENT--5.1%
  147,200      Ascend Communications, Inc.*+ ...........     7,295,674
  222,000      Bay Networks Inc.* ......................     7,159,500
  299,400      CIENA Corporation* ......................    20,845,725
  419,800      Cisco Systems, Inc.* ....................    38,648,046
                                                          ------------
                                                            73,948,945
                                                          ------------

               COMPUTER RELATED &
                 BUSINESS EQUIPMENT--2.7%
  943,200      Compaq Computer Corp. ...................    26,763,300
  113,900      International Business Machines Corp. ...    13,077,201
                                                          ------------
                                                            39,840,501
                                                          ------------

               COMPUTER SERVICES--.9%
  289,500      Network Associates Inc.* ................   13,859,813
                                                         ------------

               COMPUTER SOFTWARE--7.3%
  526,800      Compuware Corp.* ........................   26,932,650
  919,300      HBO & Company ...........................   32,405,325
  429,200      Microsoft Corporation* ..................   46,514,550
                                                         ------------
                                                          105,852,525
                                                         ------------

               CONGLOMERATE--3.0%
  699,180      Tyco International Ltd.+ ................   44,048,340
                                                         ------------

               CONTAINERS--.9%
  288,500      Owens-Illinois Inc.*+ ...................   12,910,375
                                                         ------------

               DRUG DISTRIBUTION--2.7%
  217,700      Cardinal Health, Inc.+ ..................   20,409,375
  228,800      McKesson Corp. ..........................   18,590,000
                                                         ------------
                                                           38,999,375
                                                         ------------

               ENERGY & ENERGY SERVICES--1.0%
  279,100      AES Corp* ...............................   14,670,333
                                                         ------------

               FINANCIAL SERVICES--17.4%
  208,700      BankAmerica Corp. .......................   18,039,611
  250,000      BankBoston Corp. ........................   13,906,250
  422,500      Bank of New York Inc. ...................   25,640,680
  287,000      Chase Manhattan Corp. ...................   21,668,500
  399,800      Federal Home Loan Mortgage Corporation ..   18,815,787
  127,000      First Chicago NBD Corp. .................   11,255,375
  471,400      First Union Corp. .......................   27,459,050
  589,200      Household International Inc.+ ...........   29,312,700
  270,000      Kansas City Southern Industries Inc. ....   13,398,750
  519,905      Morgan Stanley Dean Witter & Co. ........   47,506,319
  241,900      NationsBank Corp.  . ....................   18,505,350
  230,800      Schwab (Charles) Corporation (The) ......    7,501,000
                                                         ------------
                                                          253,009,372
                                                         ------------

               FOOD CHAINS--2.8%
  150,000      Fred Meyer, Inc.* .......................    6,375,000
  850,600      Safeway Inc.* ...........................   34,609,213
                                                         ------------
                                                           40,984,213
                                                         ------------

               INSURANCE--6.1%
  218,350      American International Group, Inc. ......   31,879,100
  264,300      MGIC Investment Corp.+ ..................   15,081,751
  689,900      Travelers Group Inc.+ ...................   41,825,188
                                                         ------------
                                                           88,786,039
                                                         ------------

               LEISURE & ENTERTAINMENT--3.5%
  886,600      Carnival Corp. ..........................   35,131,525
  657,700      International Game Technology ...........   15,949,225
                                                         ------------
                                                           51,080,750
                                                         ------------

               MEDICAL DEVICES--.8%
   64,400      Guidant Corp. ...........................    4,592,557
  114,500      Medtronic, Inc. .........................    7,299,375
                                                         ------------
                                                           11,891,932
                                                         ------------

               PHARMACEUTICALS--11.6%
  255,000      Bristol Myers Squibb Co. ................   29,309,190
  155,000      Elan Corp PLC-ADR* ......................    9,968,515
  101,000      Eli Lilly & Company .....................    6,672,363
  369,300      Pfizer Inc. .............................   40,138,478
  434,100      Schering-Plough Corporation .............   39,774,413
  619,800      Warner-Lambert Co. ......................   42,998,625
                                                         ------------
                                                          168,861,584
                                                         ------------

               POLLUTION CONTROL--2.2%
  652,700      USA Waste Services, Inc.* ...............   32,227,063
                                                         ------------

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1998 (UNAUDITED) (CONT'D)
================================================================================
   SHARES      COMMON STOCKS (Continued)                              VALUE
   ------                                                             -----
               RETAILING--8.7%
  712,400      CVS Corp.+ .....................................  $   27,739,431
  507,150      Home Depot, Inc. ...............................      42,125,400
  312,000      Kmart Corp.* ...................................       6,006,000
  300,000      Staples Inc.* ..................................       8,681,400
  689,600      Wal-Mart Stores Inc. ...........................      41,893,200
                                                                 --------------
                                                                    126,445,431
                                                                 --------------

               TOYS--.5%
  186,200      Mattel Inc.+ ...................................       7,878,681
                                                                 --------------

               TRANSPORTATION--4.5%
  550,400      AMR Corp.* .....................................      45,820,800
  208,150      Burlington Northern Santa Fe Co. ...............      20,437,831
                                                                 --------------
                                                                     66,258,631
                                                                 --------------
               TOTAL COMMON STOCKS
                (COST $975,184,574) ...........................   1,354,201,406
                                                                 --------------
               PREFERRED STOCK--1.2%
               COMMUNICATION EQUIPMENT
  246,000      Nokia Corporation, ADR
               (COST $11,858,295) .............................      17,850,498
                                                                 --------------
PRINCIPAL
 AMOUNT
---------      SHORT-TERM CORPORATE NOTES--6.9%
$ 5,000,000    Cooperative Association of Tractor Dealers Inc.,
                5.60%, 7/2/98 .................................    $  4,999,222

 10,000,000    General Electric Capital Services Inc.,
                5.57%, 7/14/98 ................................       9,979,886

 15,000,000    General Motors Acceptance Corp.,
                5.62%, 7/13/98 ................................      14,971,900

 25,000,000    Lexington Parker Capital Co. LLC,
                5.57%, 7/2/98(a) ..............................      24,996,132

 30,000,000    Merrill Lynch & Co. Inc.,
                5.60%, 7/13/98 ................................      29,944,000

 15,000,000    Repsol International Finance B. V.,
                5.43%, 7/2/98 .................................      14,997,738
                                                                  -------------
               TOTAL SHORT-TERM CORPORATE NOTES
                (COST $99,888,878) ............................      99,888,878
                                                                  -------------

               SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--1.0%
               Securities Held Under Repurchase
                Agreements, 5.80-6.25%, 7/1/98, with
                Bear, Stearns & Co. Inc., dtd 06/30/98,
                repurchase price $14,929,448; collateralized
                by U.S. Treasury Strips (par value
                 $39,480,000 due 11/15/10-5/15/20) ............      14,927,224
                                                                 --------------
               TOTAL SHORT-TERM INVESTMENTS
                (COST $114,816,102) ...........................     114,816,102
                                                                 --------------
TOTAL INVESTMENTS
 (COST $1,101,858,971)(B)                               102.1%    1,486,868,006
Liabilities in Excess of Other Assets                    (2.1)      (29,962,348)
                                                        -----    --------------
NET ASSETS                                              100.0%   $1,456,905,658
                                                        =====    ==============

--------------------------------------------------------------------------------

  * Non-income producing security.

  + Securities partially or fully on loan.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b) At June 30, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,101,858,971, amounted to $385,009,035 which consisted of aggregate gross unrealized appreciation of $388,835,062 and aggregate gross unrealized depreciation of $3,826,027.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
====================================================================================================================================
                                                       SIX MONTHS                    YEAR ENDED DECEMBER 31,
                                                          ENDED     ----------------------------------------------------------------
                                                     JUNE 30, 1998(i)      1997          1996         1995        1994          1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $    42.76       $    34.33      $  31.16     $  23.13    $  24.67    $ 20.17
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                       0.02             0.13          0.12         0.02        0.07       0.03
Net realized and unrealized gain on investments            10.83             8.66          4.00         8.33        0.15       4.50
------------------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                         10.85             8.79          4.12         8.35        0.22       4.53
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                    (0.13)           (0.13)        (0.02)       (0.07)      (0.03)     (0.03)
   Distributions from net realized gains                   (7.82)           (0.23)        (0.93)       (0.25)      (1.73)       --
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                   (7.95)           (0.36)        (0.95)       (0.32)      (1.76)     (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $    45.66       $    42.76      $  34.33     $  31.16    $  23.13    $ 24.67
====================================================================================================================================
Total Return                                               27.04%           25.75%        13.35%       36.37%       1.45%     22.47%
====================================================================================================================================
Ratios and Supplemental Data:
   Net assets, end of period (000's omitted)          $1,456,906       $1,072,529      $991,028     $502,974    $150,390    $74,878
====================================================================================================================================
    Ratio of expenses to average net assets                 0.79%            0.79%         0.79%        0.85%       0.86%      0.97%
====================================================================================================================================
    Ratio of net investment income to average
     net assets                                             0.13%            0.27%         0.50%        0.18%        0.48%     0.25%
====================================================================================================================================
    Portfolio Turnover Rate                                48.88%          129.50%        82.86%      118.33%      111.76%   112.64%
====================================================================================================================================
    Average Commission Rate Paid                      $    .0707       $    .0697      $  .0683
====================================================================================================================================
(i) Unaudited. Ratios have been annualized; total return has not been annualized.



                       See Notes to Financial Statments.






THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1998 (UNAUDITED)
================================================================================
   SHARES      COMMON STOCKS--93.6%                                      VALUE
   ------                                                                -----
               AEROSPACE--.3%
  275,500      Aviall Inc.* ......................................   $ 3,771,044
                                                                     -----------
               APPAREL--1.1%
  277,400      Brylane Inc.* .....................................    12,760,400
                                                                     -----------
               BIO-TECHNOLOGY--2.4%
  162,400      IDEC Pharmaceuticals Corporation*+ ................     3,826,631
  498,000      INCYTE Pharmaceuticals, Inc.* .....................    16,994,250
  102,000      MedImmune Inc.*+ ..................................     6,362,250
                                                                     -----------
                                                                      27,183,131
                                                                     -----------
               BUSINESS SERVICES--3.2%
  226,000      Cognizant Corp. ...................................    14,238,000
  289,800      Rent-Way Inc.*+ ...................................     8,838,900
  185,900      United Stationers Inc.*+ ..........................    12,037,025
                                                                     -----------
                                                                      35,113,925
                                                                     -----------
               COMMUNICATIONS--5.9%
  160,300      America Online Inc. ...............................    16,991,800
   63,524      Clear Channel Communications, Inc.* ...............     6,932,057
  322,300      Jacor Communications Inc.*+ .......................    19,015,700
  825,150      Outdoor Systems, Inc.* ............................    23,104,200
                                                                      ----------
                                                                      66,043,757
                                                                      ----------
               COMMUNICATION EQUIPMENT--3.3%
  363,400      Ascend Communications, Inc.* ......................    18,011,194
  180,000      CIENA Corporation.* ...............................    12,532,500
  175,900      Visual Networks, Inc.* ............................     6,442,338
                                                                     -----------
                                                                      36,986,032
                                                                     -----------
               COMPUTER SERVICES--5.7%
  175,000      International Telecommunication
                   Data Systems Inc.* ............................     5,075,000
  166,100      Keane Inc.* .......................................     9,301,600
  383,250      Network Associates Inc.* ..........................    18,348,094
  158,700      QRS Corp.*+ .......................................     5,971,088
  411,900      Technology Solutions Co.* .........................    13,052,287
   71,000      Yahoo Inc.*+ ......................................    11,182,500
                                                                     -----------
                                                                      62,930,569
                                                                     -----------
               COMPUTER SOFTWARE--6.9%
  362,000      CBT Group PUB LTD ADR* ............................    19,367,000
   70,000      Citrix Systems, Inc.* .............................     4,786,250
  220,000      Compuware Corp.* ..................................    11,247,500
  200,000      HBO & Company .....................................     7,050,000
  235,000      Intuit Inc.*+ .....................................    14,393,750
  398,300      Saville Systems PLC ADR*+ .........................    19,964,788
                                                                      ----------
                                                                      76,809,288
                                                                      ----------
               CONSUMER PRODUCTS--1.4%
  191,500      Furniture Brands International Inc.* ..............     5,374,065
  131,150      Pittway Corp. Cl. A ...............................     9,688,705
                                                                      ----------
                                                                      15,062,770
                                                                      ----------

               DRUG DISTRIBUTION--3.8%
  121,100      Bergen Brunswig Corp. Cl. A .......................     5,616,013
  248,500      McKesson Corp. ....................................    20,190,625
  420,500      Omnicare, Inc.+ ...................................    16,031,562
                                                                   -------------
                                                                      41,838,200
                                                                   -------------
               ENGINEERING--.2%
   87,500      SunSource Inc. ....................................     1,903,125
                                                                   -------------
               FINANCIAL SERVICES--8.1%
  219,200      CMAC Investment Corp. .............................    13,480,800
  133,717      Commerce Bancshares Inc.  . .......................     6,527,128
   78,300      Dime Community Bancorp, Inc.  . ...................     2,344,145
  119,000      Finova Group Inc. .................................     6,738,375
  384,900      IndyMac Mortgage Holdings Inc. ....................     8,756,475
  378,000      Kansas City Southern Industries Inc. ..............    18,758,250
  205,000      National Commerce Bancorp+ ........................     8,584,375
  330,000      North Fork Bancorp Inc. ...........................     8,064,540
  573,600      Sovereign Bancorp Inc. ............................     9,374,918
  126,500      Wilmington Trust Corp. ............................     7,700,688
                                                                   -------------
                                                                      90,329,694
                                                                   -------------
               FOOD CHAINS--1.9%
  366,000      Fred Meyer, Inc.* .................................    15,555,000
   94,900      Whole Foods Market Inc.* ..........................     5,741,450
                                                                   -------------
                                                                      21,296,450
                                                                   -------------
               FOODS & BEVERAGES--6.5%
  260,000      Aurora Foods Inc.* ................................     5,492,500
  326,620      CKE Restaurants Inc. ..............................    13,473,075
  250,100      Earthgrains Company ...............................    13,974,338
  433,100      Flowers Industries Inc. ...........................     8,851,698
  321,300      Interstate Bakeries Corp.+ ........................    10,663,304
  222,100      Keebler Foods Co.* ................................     6,107,750
   81,500      Suiza Foods Corp.* ................................     4,864,572
  263,500      U.S. Foodservice* .................................     9,239,100
                                                                   -------------
                                                                      72,666,337
                                                                   -------------
               HEALTH CARE--.5%
   97,600      Universal Health Services Inc. Cl. B*+ ............     5,697,400
                                                                   -------------
               INSURANCE--1.3%
  300,000      Enhance Financial Services Group Inc.+ ............    10,125,000
   83,100      Fremont General Corp. .............................     4,503,023
                                                                   -------------
                                                                      14,628,023
                                                                   -------------
               LEISURE & ENTERTAINMENT--2.6%
  491,400      Family Golf Centers Inc.*+ ........................    12,438,808
  128,400      International Game Technology .....................     3,113,700
  193,700      Premier Parks Inc.*+ ..............................    12,905,263
                                                                   -------------
                                                                      28,457,771
                                                                   -------------
               MANFACTURING--1.4%
  135,000      Knoll Inc.*+ ......................................     3,982,500
  229,200      Leggett & Platt Inc. ..............................     5,730,000
  130,150      Palm Harbor Homes Inc.*+ ..........................     5,547,644
                                                                   -------------
                                                                      15,260,144
                                                                   -------------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1998 (UNAUDITED)(CONT'D)
================================================================================

               MEDICAL DEVICES--2.1%
  373,000      Biomet Inc. ...................................... $  12,332,499
  256,000      Safeskin Corp.*+ .................................    10,528,000
                                                                   ------------
                                                                     22,860,499
                                                                   ------------
               MEDICAL SERVICES--4.7%
   52,400      Express Scripts Inc. Cl A* .......................     4,224,750
  377,300      Hooper Holmes Inc. ...............................     7,923,300
   45,000      Impath Inc.* .....................................     1,094,085
  476,200      Lincare Holdings Inc.*+ ..........................    20,030,400
  424,000      MedQuist Inc.*+ ..................................    12,243,000
  293,600      VWR Scientific Products Corp.* ...................     7,229,900
                                                                   ------------
                                                                     52,745,435
                                                                   ------------
               OIL & GAS--.6%
  331,500      Varco International Inc.* ........................     6,568,010
                                                                   ------------
               PHARMACEUTICALS--4.4%
  286,400      Alza Corp.* ......................................    12,386,800
  297,000      Elan Corp PLC-ADR*+ ..............................    19,100,960
  494,600      Forest Laboratories, Inc.* .......................    17,681,950
                                                                   ------------
                                                                     49,169,710
                                                                   ------------
               POLLUTION CONTROL--2.2%
  162,300      American Disposal Services Inc.* .................     7,607,813
  331,400      USA Waste Services, Inc.* ........................    16,362,875
                                                                   ------------
                                                                     23,970,688
                                                                   ------------
               RESTAURANTS & LODGING--1.6%
  356,300      Outback Steakhouse, Inc.* ........................    13,895,700
  100,000      Showbiz Pizza Time, Inc.* ........................     4,031,300
                                                                   ------------
                                                                     17,927,000
                                                                   ------------
               RETAILING--16.9%
  125,100      BJ's Wholesale Club Inc.* ........................     5,082,188
  295,000      Bed Bath & Beyond Inc.* ..........................    15,284,835
  326,200      Bon-Ton Stores Inc.*+ ............................     5,239,751
  447,800      Borders Group Inc.* ..............................    16,568,600
   82,700      Dress Barn Inc.*+ ................................     2,057,163
  333,000      Elder-Beerman Stores Corp.* ......................     8,887,104
  888,100      Family Dollar Stores Inc. ........................    16,429,850
  372,500      Finish Line (The) Inc. Cl. A* ....................    10,476,563
  520,000      Kmart Corp.* .....................................    10,010,000
  553,200      Linens'n Things Inc.* ............................    16,907,452
  388,200      Michaels Stores Inc.*+ ...........................    13,696,084
  228,000      Office Depot Inc.* ...............................     7,196,364
  265,500      Pacific Sunwear of California Inc.* ..............     9,292,500
  253,700      Proffitt's Inc.* .................................    10,243,138
  322,500      Stage Stores, Inc.*+ .............................    14,593,125
  289,000      Staples Inc.* ....................................     8,363,082
  507,800      Sunglass Hut International Inc.* .................     5,617,791
  377,100      WestPoint Stevens Inc.*+ .........................    12,444,300
                                                                    -----------
                                                                    188,389,890
                                                                    -----------
               SEMICONDUCTORS--.5%
  224,200      Micron Technology Inc.* ..........................     5,563,075
                                                                  -------------

               TRANSPORTATION--4.1%
  347,200      Coach USA Inc.*+ .................................    15,841,000
  284,300      Continental Airlines Inc. Cl. B*+ ................    17,306,762
  466,000      SkyWest Inc.+ ....................................    13,048,000
                                                                  -------------
                                                                     46,195,762
                                                                  -------------
               TOTAL COMMON STOCKS
                (COST $786,299,707) ............................. 1,042,128,129
                                                                  -------------
   PRINCIPAL
    AMOUNT      SHORT-TERM INVESTMENTS--6.9%
   --------
               SHORT-TERM CORPORATE NOTES--4.5%
$10,000,000    B.A.T. Capital Corp.,
                5.70%, 7/8/98 ...................................     9,988,917

 15,000,000    General Motors Acceptance Corp.,
                5.62%, 7/13/98 ..................................    14,971,900

  5,000,000    Lexington Parker Capital Co. LLC,
                5.57%, 7/2/98(a) ................................     4,999,226

 15,000,000    Merrill Lynch & Co. Inc.,
                5.60%, 7/13/98 ..................................    14,972,000

  5,000,000    Repsol International Finance B.V.,
                5.43%, 7/2/98 ...................................     4,999,246
                                                                 --------------
               TOTAL SHORT-TERM CORPORATE NOTES
                (COST $49,931,289) .............................     49,931,289
                                                                 --------------


               SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--2.4%
               Securities Held Under Repurchase
                Agreements, 5.80-6.25%, 7/1/98, with
                Bear, Stearns & Co. Inc., dtd 06/30/98,
                repurchase price $27,073,530;
                collateralized by U.S. Treasury Strips
                (par value $95,421,000
                due 2/15/19-5/15/21) ...........................     27,069,389
                                                                 --------------


               TOTAL SHORT-TERM INVESTMENTS
                (COST $77,000,678) .............................     77,000,678
                                                                 --------------
TOTAL INVESTMENTS
 (COST $863,300,385)(B) .............................   100.5%    1,119,128,807
Liabilities in Excess of Other Assets ...............     (.5)       (5,929,439)

                                                        ------    -------------
NET ASSETS ..........................................   100.0%   $1,113,199,368
                                                        ======    =============


--------------------------------------------------------------------------------
  * Non-income producing security.

  + Securities partially or fully on loan.

(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.

(b) At June 30, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $863,300,385, amounted to $255,828,422 which consisted of aggregate gross unrealized appreciation of $267,803,384 and aggregate gross unrealized depreciation of $11,974,962.

                       See Notes to Financial Statements.


THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION  PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
====================================================================================================================================
                                                      SIX MONTHS                            YEAR ENDED DECEMBER 31,
                                                         ENDED         -------------------------------------------------------------
                                                    JUNE 30, 1998(i)     1997            1996          1995       1994       1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $    43.75     $    40.91      $    39.41      $  27.31   $  30.88   $  27.26
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                        (0.02)         (0.05)(ii)      (0.04)(ii)    (0.09)     (0.03)(ii) (0.05)
Net realized and unrealized gain
    (loss) on investments                                   5.46           4.45            1.70         12.19      (1.45)      3.67
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                       5.44           4.40            1.66         12.10      (1.48)      3.62
Distributions from net realized gains                      (6.06)         (1.56)          (0.16)         --        (2.09)        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $    43.13       $  43.75      $    40.91      $  39.41   $  27.31   $  30.88
====================================================================================================================================
Total Return                                               13.32%         11.39%           4.18%        44.31%     (4.38%)    13.28%
====================================================================================================================================
Ratios and Supplemental Data:
    Net assets, end of period (000's omitted)         $1,113,199       $997,586      $1,469,518      $984,212   $397,037   $238,850
====================================================================================================================================
    Ratio of expenses to average net assets                 0.89%          0.89%           0.88%         0.92%      0.96%      1.03%
====================================================================================================================================
    Ratio of net investment loss to
      average net assets                                   (0.29%)        (0.12%)         (0.09%)       (0.48%)    (0.10%)   (0.35%)
====================================================================================================================================
    Portfolio Turnover Rate                                67.09%        104.43%         110.04%        80.66%    117.61%    148.07%
====================================================================================================================================
    Average Commission Rate Paid                      $    .0676       $  .0640      $    .0591
=================================================================================================
(i) Unaudited. Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the year.







                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1998 (UNAUDITED)
================================================================================
   SHARES      COMMON STOCKS--92.7%                                     VALUE
   ------                                                               -----
               APPAREL--.9%
   12,400      Brylane Inc.* ...................................    $   570,400
                                                                    -----------

               APPLIANCES & TOOLS--.8%
    7,500      Black & Decker Corp. ............................        457,500
                                                                    -----------

               BROADCASTING--.8%
   15,300      CBS Corp. .......................................        485,775
                                                                     ----------

               BUILDING & CONSTRUCTION--.5%
    5,000      Masco Corp. .....................................        302,500
                                                                     ----------
               BUSINESS SERVICES--2.6%
   25,400      Cognizant Corp. .................................      1,600,200
                                                                     ----------

               COMMUNICATIONS--1.6%
   12,000      Lucent Technologies Inc. ........................        998,256
                                                                     ----------

               COMMUNICATION EQUIPMENT--2.4%
   15,000      Ascend Communications, Inc.* ....................        743,445
   10,000      Tellabs, Inc.* ..................................        716,250
                                                                     ----------
                                                                      1,459,695
                                                                     ----------

               COMPUTER SOFTWARE--4.1%
   22,700      Microsoft Corporation* ..........................      2,460,113
                                                                     ----------

               CONGLOMERATE--3.8%
   36,804      Tyco International Ltd. .........................      2,318,651
                                                                     ----------

               CONSUMER PRODUCTS--1.3%
   16,000      Nike, Inc. Cl. B ................................        779,007
                                                                      ---------

               DRUG DISTRIBUTION--4.3%
    7,000      Cardinal Health, Inc.+ ..........................        656,250
   24,000      McKesson Corp. ..................................      1,950,000
                                                                     ----------
                                                                      2,606,250
                                                                     ----------

               FINANCIAL SERVICES--18.7%
   11,000      American Express Co. ............................      1,254,000
   21,000      Bank of New York Inc. ...........................      1,274,448
   10,000      BankBoston Corp. ................................        556,250
   12,200      Chase Manhattan Corp. ...........................        921,100
    8,250      Comerica Inc. ...................................        546,563
   11,400      Federal Home Loan Mortgage Corporation ..........        536,518
   11,000      Fifth Third Bancorp .............................        693,000
   12,000      Household International Inc.+ ...................        597,000
   10,000      IndyMac Mortgage Holdings Inc. ..................        227,500
   36,000      Kansas City Southern Industries Inc. ............      1,786,500
   12,000      Mellon Bank Corp. ...............................        835,500
   18,500      State Street Corp. ..............................      1,285,750
   15,000      SunAmerica Inc. .................................        861,570
                                                                     ----------
                                                                     11,375,699
                                                                     ----------

               FOOD CHAINS--1.7%
   24,000      Kroger Co.* .....................................      1,029,000
                                                                    -----------
               FOODS & BEVERAGES--1.7%
   19,000      Earthgrains Company .............................      1,061,625
                                                                     ----------

               INSURANCE--8.0%
    5,350      American International Group, Inc. ..............        781,100
   17,000      Enhance Financial Services Group Inc.+ ..........        573,750
   18,000      Fremont General Corp. ...........................        975,384
   15,300      MGIC Investment Corp.+ ..........................        873,064
   27,400      Travelers Group Inc.+ ...........................      1,661,125
                                                                     ----------
                                                                      4,864,423
                                                                     ----------
               LEISURE & ENTERTAINMENT--3.0%
   46,000      Carnival Corp. ..................................      1,822,750
                                                                     ----------
               MEDICAL DEVICES--1.1%
   10,000      Medtronic, Inc. .................................        637,500
                                                                     ----------
               OIL & GAS--1.0%
    2,000      Chevron Corp. ...................................        166,126
    6,000      Exxon Corp. .....................................        427,878
                                                                     ----------
                                                                        594,004
                                                                     ----------
               PHARMACEUTICALS--15.1%
   17,000      Bristol Myers Squibb Co. ........................      1,953,946
   15,000      Elan Corp PLC-ADR*+ .............................        964,695
   14,400      Forest Laboratories, Inc.* ......................        514,800
   19,900      Pfizer Inc. .....................................      2,162,891
   19,900      Schering-Plough Corporation .....................      1,823,338
   25,500      Warner-Lambert Co. ..............................      1,769,063
                                                                     ----------
                                                                      9,188,733
                                                                     ----------
               POLLUTION CONTROL--3.1%
   38,100      USA Waste Services, Inc.* .......................      1,881,188
                                                                     ----------
               RETAILING--13.6%
   48,800      CVS Corp.+ ......................................      1,900,174
   40,000      Family Dollar Stores Inc. .......................        740,000
   29,350      Home Depot, Inc. ................................      2,437,899
   40,000      Kmart Corp.* ....................................        770,000
   17,000      Rite Aid Corp. ..................................        638,571
   29,000      Wal-Mart Stores Inc. ............................      1,761,750
                                                                     ----------
                                                                      8,248,394
                                                                     ----------
               TRANSPORTATION--2.6%
   19,200      AMR Corp.* ......................................      1,598,400
                                                                     ----------
               TOTAL COMMON STOCKS
                (COST $43,876,838) .............................     56,340,063
                                                                     ----------

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1998 (UNAUDITED) (CONT'D)
================================================================================

PRINCIPAL
 AMOUNT        SHORT-TERM INVESTMENTS--5.9%                            VALUE
--------                                                               -----
               SHORT-TERM CORPORATE NOTES--4.1%
$  500,000     B.A.T. Capital Corp.,
                5.57%, 7/8/98 ..................................    $   499,446
               Merrill Lynch & Co. Inc.,
 1,000,000      5.57%, 7/2/98 ...................................       999,845
 1,000,000      5.60%, 7/13/98 ..................................       998,134
                                                                    -----------
               TOTAL SHORT-TERM CORPORATE NOTES
                (COST $2,497,425) ..............................      2,497,425
                                                                    -----------
                SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS--1.8%
               Securities Held Under Repurchase
                Agreements, 5.80-6.25%, 7/1/98, with
                Bear, Stearns & Co. Inc., dtd 06/30/98,
                repurchase price $1,104,007; collateralized
                by U.S. Treasury Strips (par value $3,660,000
                due 2/15/19) ...................................      1,103,839
                                                                    -----------
               TOTAL SHORT-TERM INVESTMENTS
                (COST $3,601,264) ..............................      3,601,264
                                                                    -----------
TOTAL INVESTMENTS
 (COST $47,478,102)(A) ...............................   98.6%       59,941,327
Other Assets In Excess of Liabilities ................    1.4           832,406

                                                        -----       -----------
NET ASSETS ...........................................  100.0%      $60,773,733
                                                        =====       ===========



--------------------------------------------------------------------------------


  * Non-income producing security.
  + Securities partially or fully on loan.
(a) At June 30, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $47,478,102, amounted to $12,463,225 which consisted of aggregate gross unrealized appreciation of $12,616,800 and aggregate gross unrealized depreciation of $153,575.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
====================================================================================================================================
                                                      SIX MONTHS                     YEAR ENDED DECEMBER 31,
                                                         ENDED          ------------------------------------------------------------
                                                    JUNE 30, 1998(i)    1997             1996          1995        1994       1993
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period                $   10.99       $  8.42          $ 17.79       $ 13.30     $ 15.31   $ 13.93
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                    0.02          0.03             0.09(ii)      0.11(ii)    0.17      0.07
   Net realized and unrealized gain
    (loss) on investments                                   1.92          2.94             1.87          4.54       (1.47)     1.37
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                       1.94          2.97             1.96          4.65       (1.30)     1.44
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                    (0.04)        (0.04)           (0.33)        (0.16)      (0.15)    (0.06)
   Distributions from net realized gains                   (1.16)        (0.36)          (11.00)          --        (0.56)      --
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                   (1.20)        (0.40)          (11.33)        (0.16)      (0.71)    (0.06)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                      $   11.73       $ 10.99          $  8.42       $ 17.79     $ 13.30   $ 15.31
====================================================================================================================================
   Total Return                                            18.36%        36.29%           19.68%        35.13%      (8.28%)   10.34%
====================================================================================================================================
   Ratios and Supplemental Data:
    Net assets, end of period (000's omitted)          $  60,774       $47,399          $20,910       $ 8,639     $29,135   $31,895
====================================================================================================================================
    Ratio of expenses to average net assets                 0.71%         0.74%            0.81%         0.75%       0.75%     0.97%
====================================================================================================================================
    Ratio of net investment income to average
     net assets                                             0.37%         0.56%            0.94%         0.61%        1.22%    1.51%
====================================================================================================================================
    Portfolio Turnover Rate                                73.92%       150.09%          121.60%       164.05%      177.97%  105.80%
====================================================================================================================================
    Average Commission Rate Paid                       $   .0726       $ .0724          $ .0728
==================================================================================================
(i) Unaudited. Ratios have been annualized; total return has not been annualized.

(ii) Amount was computed based on average shares outstanding during the year.


                       See Notes to Financial Statements.
                                                                              11

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1998 (UNAUDITED)
================================================================================
   SHARES      COMMON STOCKS--60.4%                                    VALUE
   ------                                                              -----
               APPLIANCES & TOOLS--.3%
    1,100      Black & Decker Corp. ...............................   $  67,100
                                                                      ---------
               BROADCASTING--.6%
    4,100      CBS Corp. ..........................................     130,175
                                                                      ---------
               BUILDING & CONSTRUCTION--.9%
    3,100      Masco Corp. ........................................     187,550
                                                                      ---------
               BUSINESS SERVICES--1.4%
    4,700      Cognizant Corp. ....................................     296,100
                                                                     ----------
               COMMUNICATIONS--4.0%
    4,700      America Online Inc. ................................     498,200
    7,200      WorldCom Inc.* .....................................     348,754
                                                                      ---------
                                                                        846,954
                                                                      ---------
               COMMUNICATION EQUIPMENT--3.4%
    1,400      Ascend Communications, Inc.* .......................      69,388
    2,200      Bay Networks Inc.* .................................      70,950
    3,000      CIENA Corporation* .................................     208,875
    4,200      Cisco Systems, Inc.* ...............................     386,665
                                                                     ----------
                                                                        735,878
                                                                     ----------
               COMPUTER RELATED &
               BUSINESS EQUIPMENT--1.8%
    9,100      Compaq Computer Corp. ..............................     258,213
    1,100      International Business Machines Corp. ..............     126,294
                                                                      ---------
                                                                        384,507
                                                                      ---------
               COMPUTER SERVICES--.5%
    2,100      Network Associates Inc.* ...........................     100,538
                                                                     ----------
               COMPUTER SOFTWARE--4.4%
    4,100      Compuware Corp.* ...................................     209,613
    8,000      HBO & Company ......................................     282,000
    4,100      Microsoft Corporation* .............................     444,338
                                                                      ---------
                                                                        935,951
                                                                      ---------
               CONGLOMERATE--2.0%
    6,850      Tyco International Ltd. ............................     431,550
                                                                      ---------
               CONSUMER PRODUCTS--.3%
    1,500      Newell Co. .........................................      74,720
                                                                      ---------
               DRUG DISTRIBUTION--1.7%
    2,100      Cardinal Health, Inc.+ .............................     196,875
    2,000      McKesson Corp. .....................................     162,500
                                                                     ----------
                                                                        359,375
                                                                     ----------
               ENERGY & ENERGY SERVICES--.7%
    2,700      AES Corp.* .........................................     141,920
                                                                      ---------
               FINANCIAL SERVICES--11.6%
    2,200      Banc One Corp. .....................................     122,789
    2,000      BankAmerica Corp. ..................................     172,876
    5,600      Bank of New York Inc. ..............................     339,853
    2,600      BankBoston Corp. ...................................     144,625
    2,000      Chase Manhattan Corp. ..............................     151,000
    4,000      Federal Home Loan Mortgage Corporation .............     188,252
    4,972      First Union Corp. ..................................     289,619
    5,100      Household International Inc.+ ......................     253,725
    3,000      Kansas City Southern Industries Inc. ...............     148,875
    3,905      Morgan Stanley Dean Witter & Co. ...................     356,819
    2,300      NationsBank Corp. ..................................     175,950
    3,300      Paine Webber Group Inc. ............................     141,488
                                                                      ---------
                                                                      2,485,871
                                                                      ---------
               FOOD CHAINS--1.8%
    1,500      Fred Meyer, Inc.* ..................................      63,750
    8,200      Safeway Inc.* ......................................     333,642
                                                                      ---------
                                                                        397,392
                                                                      ---------
               INSURANCE--3.6%
    1,900      American International Group, Inc. .................     277,400
    1,900      MGIC Investment Corp.+ .............................     108,420
    6,500      Travelers Group Inc.+ ..............................     394,063
                                                                     ----------
                                                                        779,883
                                                                     ----------
               LEISURE & ENTERTAINMENT--1.9%
    6,400      Carnival Corp. .....................................     253,600
    6,400      International Game Technology ......................     155,200
                                                                     ----------
                                                                        408,800
                                                                     ----------
               MEDICAL DEVICES--.6%
    2,000      Medtronic, Inc. ....................................     127,500
                                                                      ---------
               PHARMACEUTICALS--7.9%
    2,400      Bristol Myers Squibb Co. ...........................     275,851
    1,000      Elan Corp PLC-ADR* .................................      64,313
    1,000      Eli Lilly & Company ................................      66,063
    1,600      Forest Laboratories, Inc.* .........................      57,200
    3,100      Pfizer Inc. ........................................     336,933
    4,700      Schering-Plough Corporation ........................     430,638
    6,600      Warner-Lambert Co. .................................     457,875
                                                                     ----------
                                                                      1,688,873
                                                                     ----------
               POLLUTION CONTROL--1.3%
    5,700      USA Waste Services, Inc.* ..........................     281,438
                                                                     ----------
               RETAILING--6.3%
    7,000      CVS Corp.+ .........................................     272,566
    5,400      Home Depot, Inc. ...................................     448,540
    3,300      Kmart Corp.* .......................................      63,525
    5,400      Staples Inc.* ......................................     156,265
    6,700      Wal-Mart Stores Inc. ...............................     407,025
                                                                     ----------
                                                                      1,347,921
                                                                     ----------
               TOYS--.7%
    3,500      Mattel Inc.+ .......................................     148,096
                                                                     ----------
               TRANSPORATION--2.7%
    5,000      AMR Corp.* .........................................     416,250
    1,600      Burlington Northern Santa Fe Co. ...................     157,101
                                                                     ----------
                                                                        573,351
                                                                     ----------
               TOTAL COMMON STOCKS
                  (COST $9,252,374) ...............................  12,931,443
                                                                     ----------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1998 (UNAUDITED) (CONT'D)
================================================================================

   SHARES      PREFERRED STOCK--.9%                                     VALUE
   ------                                                               -----
               COMMUNICATION EQUIPMENT
    2,400      Nokia Corporation, ADR
                  (COST $115,831) ...............................    $  174,151
                                                                      ---------
  PRINCIPAL
   AMOUNT      CORPORATE BONDS--15.7%
   ------
               AUTOMOTIVE--2.1%
 $200,000      Ford Motor Capital B.V.,
                9.50%, 6/1/10 ...................................       248,934
  200,000      General Motors Acceptance Corp.,
                7.125%, 6/1/99 ..................................       202,132
                                                                      ---------
                                                                        451,066
                                                                      ---------
               COMPUTER RELATED--2.1%
  440,000      International Business Machines Corp.,
                6.45%, 8/1/07 ...................................       452,038
                                                                      ---------
               ELECTRIC & GAS COMPANIES--2.4%
  100,000      Cincinnati Gas & Electric Co.,
                7.20%, 10/1/23 ..................................       101,819
  400,000      Potomac Electric Power Co.,
                7.00%, 1/15/24 ..................................       417,568
                                                                      ---------
                                                                        519,387
                                                                      ---------
               FINANCIAL SERVICES--6.2%
               BankAmerica Corp.,
  100,000       7.125%, 5/12/05+ ................................       105,016
  200,000       6.625%, 10/15/07 ................................       204,310
  400,000      Bankers Trust Corp.,
                7.00%, 3/13/18 ..................................       407,000
  200,000      Citicorp.,
                7.125%, 6/1/03 ..................................       207,588
  200,000      Nationsbank Corp.,
                7.23%, 5/2/99 ...................................       202,274
  200,000      Transamerica Financial Corp.,
                7.85%, 10/21/99 .................................       205,500
                                                                      ---------
                                                                      1,331,688
                                                                      ---------
               INSURANCE--.5%
  100,000      Travelers Group Inc.,
                  7.75%, 6/15/99 ................................       101,720
                                                                      ---------
               LEISURE & ENTERTAINMENT--1.4%
  300,000      Walt Disney Corp.,
                  6.375%, 3/30/01+ ..............................       303,714
                                                                      ---------
               POLLUTION CONTROL--1.0%
  200,000      Waste Management Inc.,
                  8.25%, 11/15/99 ...............................       205,078
                                                                      ---------
               TOTAL CORPORATE BONDS
                (Cost $3,369,180) ...............................     3,364,691
                                                                      ---------
                 OBLIGATIONS--11.1%
  200,000      U.S. Treasury Notes,
                7.50%, 10/31/99 .................................       204,906
  250,000      Federal Home Loan Bank Corp.,
                6.00%, 1/27/03 ..................................       248,605
  300,000      Federal Home Loan Bank Corp.,
                7.58%, 7/9/12 ...................................       299,940
  400,000      Federal Home Loan Bank Corp.,
                7.30%, 12/24/12 .................................       400,936
  200,000      Federal National Mortgage Association,
                8.50%, 2/1/05 ...................................       207,906
  633,000      Federal National Mortgage Association,
                7.00%, 3/4/13 ...................................       626,866
  400,000      Federal National Mortgage Association,
                6.75%, 2/4/28 ...................................       394,124
                                                                      ---------
               TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                  (COST $2,397,374) .............................     2,383,283
                                                                      ---------
              SHORT-TERM INVESTMENTS--11.0%
               SHORT-TERM CORPORATE NOTES--3.5%
 750,000       Merrill Lynch & Co. Inc.,
                5.57%, 7/2/98
                 (COST $749,884) ................................       749,884
                                                                      ---------
                SHORT-TERM U.S. GOVERNMENT
                   OBLIGATIONS--3.5%
  750,000       U.S. Treasury Bills, 5.15%, 8/20/98
                 (COST $744,635) ................................       744,635
                                                                      ---------
              SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--4.0%
               Securities Held Under Repurchase
                Agreements, 5.80-6.25%, 7/1/98, with
                Bear, Stearns & Co. Inc., dtd 06/30/98,
                repurchase price $862,470; collateralized
                by U.S. Treasury Strips (par value
                  $2,085,000 due 8/15/13) .......................       862,334
                                                                      ---------
               TOTAL SHORT-TERM INVESTMENTS
                (COST $2,356,853) ...............................     2,356,853
                                                                      ---------
TOTAL INVESTMENTS
 (COST $17,491,612)(A) ...............................   99.1%       21,210,421
Other Assets In Excess of Liabilities ................     .9           201,506
                                                        -----        ----------
NET ASSETS ...........................................  100.0%      $21,411,927
                                                        =====       ===========


--------------------------------------------------------------------------------
  * Non-income producing security.
  + Securities partially or fully on loan.
(a) At June 30, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $17,491,612, amounted to $3,718,809 which consisted of aggregate gross unrealized appreciation of $3,785,270 and aggregate gross unrealized depreciation of $66,461.




                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
====================================================================================================================================
                                                            SIX MONTHS                           YEAR ENDED DECEMBER 31,
                                                              ENDED               -------------------------------------------------
                                                         JUNE 30, 1998(i)         1997        1996        1995       1994      1993
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period                       $ 10.76           $  9.24     $ 13.64    $  10.80    $ 11.58  $ 10.77
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                         0.10              0.17        0.21(ii)    0.33(ii)   0.20     0.15
   Net realized and unrealized gain
    (loss) on investments                                        1.69              1.63        1.01        2.73      (0.70)    0.69
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                            1.79              1.80        1.22        3.06      (0.50)    0.84
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                         (0.18)            (0.12)      (0.73)      (0.22)     (0.13)   (0.03)
   Distributions from net realized gains                        (0.81)            (0.16)      (4.89)         --      (0.15)     --
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                        (0.99)            (0.28)      (5.62)      (0.22)     (0.28)   (0.03)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                             $ 11.56           $ 10.76     $  9.24    $  13.64    $ 10.80  $ 11.58
====================================================================================================================================
   Total Return                                                 17.13%            19.82%      10.17%      28.62%     (4.27%)   7.79%
====================================================================================================================================
   Ratios and Supplemental Data:
    Net assets, end of period (000's omitted)                 $21,412           $16,614     $10,486    $  3,671    $10,394  $ 7,848
====================================================================================================================================
    Ratio of expenses to average net assets                      0.94%             1.01%       1.14%       1.00%      1.08%    1.25%
====================================================================================================================================
    Decrease reflected in above expense
     ratios due to expense reimbursements                       --                 --          --           --         --      0.19%
====================================================================================================================================
    Ratio of net investment income to
     average net assets                                          2.11%             2.14%       2.06%       2.49%      2.30%    2.05%
====================================================================================================================================
    Portfolio Turnover Rate                                     35.93%           105.01%      68.66%     113.02%     78.80%   85.46%
====================================================================================================================================
    Average Commission Rate Paid                              $ .0746           $ .0712     $ .0712
=======================================================================================================
 (i)     Unaudited. Ratios have been annualized; total return has not been annualized.
(ii)     Amount was computed based on average shares outstanding during the year.




                       See Notes to Financial Sttemetns.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS--JUNE 30, 1998 (UNAUDITED)
================================================================================
   SHARES      COMMON STOCKS--91.9%                                     VALUE
   ------                                                               -----
               APPAREL--.8%
   67,800      Tommy Hilfiger Corporation* .....................    $ 4,237,500
                                                                    -----------
               APPLIANCES & TOOLS--.5%
   44,500      Black & Decker Corp. ............................      2,714,500
                                                                    -----------
               BROADCASTING--.5%
  100,000      Capstar Broadcasting Corportion Cl. A*+ .........      2,512,500
                                                                    -----------
               BUILDING & CONSTRUCTION--5.0%
  180,500      Champion Enterprises Inc.*+ .....................      5,279,625
  255,700      Masco Corp. .....................................     15,469,850
  234,900      Royal Group Technologies Ltd.*+ .................      6,812,100
                                                                    -----------
                                                                     27,561,575
                                                                    -----------
               BUSINESS SERVICES--4.4%
  295,600      Cognizant Corp. .................................     18,622,800
  146,600      Paychex, Inc. ...................................      5,964,860
                                                                    -----------
                                                                     24,587,660
                                                                    -----------

               COMMUNICATIONS--3.3%
  170,700      America Online Inc. .............................     18,094,200
                                                                    -----------

               COMMUNICATION EQUIPMENT--2.7%
   52,500      Ascend Communications, Inc.* ....................      2,602,058
   91,700      Bay Networks Inc.* ..............................      2,957,325
  135,000      CIENA Corporation* ..............................      9,399,375
                                                                    -----------
                                                                     14,958,758
                                                                    -----------
               COMPUTER SERVICES--1.5%
  237,600      Amkor Technology, Inc.*+ ........................      2,220,134
  117,650      Network Associates Inc.* ........................      5,632,494
                                                                    -----------
                                                                      7,852,628
                                                                    -----------
               COMPUTER SOFTWARE--6.6%
   80,900      Citrix Systems, Inc.* ...........................      5,531,538
  262,300      Compuware Corp.* ................................     13,410,088
  406,600      HBO & Company ...................................     14,332,650
   53,700      Intuit Inc.*+ ...................................      3,289,125
                                                                    -----------
                                                                     36,563,401
                                                                    -----------
               CONSUMER PRODUCTS--1.9%
  225,000      Furniture Brands International Inc.* ............      6,314,175
   83,700      Newell Co. ......................................      4,169,348
                                                                    -----------
                                                                     10,483,523
                                                                    -----------
               CONTAINERS--1.5%
  191,300      Owens-Illinois Inc.* ............................      8,560,675
                                                                    -----------

               DRUG DISTRIBUTION--7.4%
   47,700      AmeriSource Health Corp Cl. A* ..................      3,133,318
   57,200      Bergen Brunswig Corp. Cl. A .....................      2,652,650
  140,600      Cardinal Health, Inc.+ ..........................     13,181,250
  167,400      McKesson Corp. ..................................     13,601,250
  222,800      Omnicare, Inc.+ .................................      8,494,250
                                                                    -----------
                                                                     41,062,718
                                                                    -----------

               ENERGY & ENERGY SERVICES--1.8%
  188,100      AES Corp.* ......................................      9,887,100
                                                                    -----------
               FINANCIAL SERVICES--9.9%
  253,900      Dime Community Bancorp, Inc. ....................      7,601,258
   48,000      Finova Group Inc. ...............................      2,718,000
  173,000      IndyMac Mortgage Holdings Inc. ..................      3,935,750
  223,200      Kansas City Southern Industries Inc. ............     11,076,300
  178,050      Paine Webber Group Inc. .........................      7,633,894
  250,000      Sovereign Bancorp Inc. ..........................      4,086,000
   54,700      Star Banc Corp.+ ................................      3,493,963
  111,800      State Street Corp. ..............................      7,770,100
  117,100      SunAmerica Inc. .................................      6,725,990
                                                                    -----------
                                                                     55,041,255
                                                                    -----------
               FOOD CHAINS--1.3%
  174,100      Fred Meyer, Inc.* ...............................      7,399,250
                                                                    -----------

               FOODS & BEVERAGES--4.1%
  223,300      Aurora Foods Inc.* ..............................      4,717,213
   51,600      Starbucks Corp.* ................................      2,757,401
  244,500      Suiza Foods Corp.* ..............................     14,593,716
   13,000      U.S. Foodservice* ...............................        455,819
                                                                    -----------
                                                                     22,524,149
                                                                    -----------
               INSURANCE--1.7%
  169,500      MGIC Investment Corp.+ ..........................      9,672,179
                                                                    -----------

               LEISURE & ENTERTAINMENT--5.3%
  157,000      Carnival Corp. ..................................      6,221,125
  555,900      International Game Technology ...................     13,480,575
  144,600      Premier Parks Inc.*+ ............................      9,633,975
                                                                    -----------
                                                                     29,335,675
                                                                    -----------

               MANUFACTURING--2.2%
  403,600      Leggett & Platt Inc. ............................     10,090,000
   85,800      Wabash National Corp.+ ..........................      2,209,350
                                                                    -----------
                                                                     12,299,350
                                                                    -----------

               MEDICAL DEVICES--2.6%
  230,200      Biomet Inc. .....................................      7,611,103
  167,600      Safeskin Corp.* .................................      6,892,550
                                                                    -----------
                                                                     14,503,653
                                                                    -----------

               MEDICAL SERVICES--1.2%
  259,800      Quorum Health Group Inc.* .......................      6,884,700
                                                                    -----------

               PHARMACEUTICALS--5.1%
  172,700      Alza Corp.* .....................................      7,469,275
  162,500      Elan Corp PLC-ADR*+ .............................     10,450,863
  290,900      Forest Laboratories, Inc.* ......................     10,399,675
                                                                    -----------
                                                                     28,319,813
                                                                    -----------
               POLLUTION CONTROL--3.3%
  371,120      USA Waste Services, Inc.* .......................     18,324,050
                                                                    -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS--JUNE 30, 1998 (UNAUDITED) (CONT'D)
================================================================================
   SHARES      COMMON STOCKS (Continued)                                VALUE
   ------                                                               -----
               RESTAURANTS & LODGING--3.1%
  221,700      Outback Steakhouse, Inc.* .......................    $ 8,646,300
  209,800      Showbiz Pizza Time, Inc.* .......................      8,457,667
                                                                    -----------
                                                                     17,103,967
                                                                    -----------
               RETAILING--6.4%
  236,400      Borders Group Inc.* .............................      8,746,800
  213,200      CVS Corp.+ ......................................      8,301,582
  124,400      Kmart Corp.* ....................................      2,394,700
   92,000      Office Depot Inc.* ..............................      2,903,796
  456,900      Staples Inc.* ...................................     13,221,772
                                                                    -----------
                                                                     35,568,650
                                                                    -----------
               TEXTILES--.4%
   53,100      Pillowtex Corp. .................................      2,130,638
                                                                    -----------
               TOYS--.7%
   91,600      Mattel Inc.+ ....................................      3,875,871
                                                                    -----------
               TRANSPORTATION--6.7%
   98,000      Alaska Air Group Inc.*+ .........................      5,347,174
   95,200      AMR Corp.* ......................................      7,925,400
  170,300      Coach USA Inc.*+ ................................      7,769,938
  264,400      Continental Airlines Inc. Cl. B*+ ...............     16,095,350
                                                                    -----------
                                                                     37,137,862
                                                                    -----------
               TOTAL COMMON STOCKS
                (Cost $402,750,908) ............................    509,197,800
                                                                    -----------

PRINCIPAL
 AMOUNT        SHORT-TERM INVESTMENTS--9.4%                            VALUE
---------                                                              -----
               SHORT-TERM CORPORATE NOTES--3.2%

$18,000,000    Merrill Lynch & Co. Inc.,
                5.60%, 7/13/98
                (COST $17,966,400) .............................   $ 17,966,400
                                                                    -----------
               SECURITIES HELD UNDER
                 REPURCHASE  AGREEMENTS--6.2%
               Securities Held Under Repurchase
                Agreements, 5.80-6.25%, 7/1/98, with
                Bear, Stearns & Co. Inc., dtd 06/30/98,
                repurchase price $34,659,365; collateralized
                by U.S. Treasury Strips (par value $96,002,000
                due 8/15/13-11/15/22) ..........................     34,653,976

               TOTAL SHORT-TERM INVESTMENTS
                (COST $52,620,376) .............................     52,620,376
                                                                    -----------
TOTAL INVESTMENTS
 (COST $455,371,284)(A) ............................    101.3%      561,818,176
Liabilities in Excess of Other Assets ..............     (1.3)       (7,451,695)
                                                        -----      ------------
NET ASSETS .........................................    100.0%     $554,366,481
                                                        =====      ============
--------------------------------------------------------------------------------
 *  Non-income producing security.
 +  Securities partially or fully on loan.
(a) At June 30, 1998, the net unrealized  appreciation on investments,  based on
    cost  for  federal  income  tax  purposes  of   $455,371,284,   amounted  to
    $106,446,892 which consisted of aggregate gross unrealized appreciation of $110,642,728 and aggregate gross unrealized depreciation of $4,195,836.

                       See Notes to Financial Statements.
16

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
====================================================================================================================================

                                                                                                           FROM MAY 3, 1993
                                                                                                           (COMMENCEMENT OF
                                           SIX MONTHS                  YEAR ENDED DECEMBER 31,                OPERATIONS)
                                             ENDED       ------------------------------------------------   TO DECEMBER 31,
                                     JUNE 30, 1998(i)(ii)   1997           1996        1995         1994      1994 (ii)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period    $  24.18      $  21.35       $  19.44     $  13.46     $ 13.72      $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)               (0.01)        (0.04)          0.03        (0.03)       0.00(iii)   (0.02)
   Net realized and unrealized gain
     (loss) on investments                     4.79          3.20           2.29         6.01       (0.21)        3.88
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations          4.78          3.16           2.32         5.98       (0.21)        3.86
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income          --         (0.01)            --           --          --           --
   Distributions from net realized gains      (2.26)        (0.32)         (0.41)          --       (0.05)       (0.14)
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                      (2.26)        (0.33)         (0.41)          --       (0.05)       (0.14)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period          $  26.70      $  24.18       $  21.35     $  19.44     $ 13.46      $ 13.72
====================================================================================================================================
   Total Return                               20.51%        15.01         %11.90%       44.45%      (1.54%)      38.67%
====================================================================================================================================
   Ratios and Supplemental Data:
    Net assets, end of period
    (000's omitted)                        $554,366      $444,967       $394,847     $185,349     $62,178      $21,301
====================================================================================================================================
    Ratio of expenses to average
     net assets                                0.84%         0.84%          0.84%        0.90%       0.97%        1.50%
====================================================================================================================================
    Decrease reflected in above
     expense ratio due to expense
      reimbursements                             --            --             --            --         --         0.03%
====================================================================================================================================
    Ratio of net investment income
      (loss) to average net assets            (0.12%)       (0.15)%         0.08%       (0.25%)      0.03%       (0.58%)
====================================================================================================================================
    Portfolio Turnover Rate                   71.46%       151.98%         90.97%      104.74%      83.96%       67.22%
====================================================================================================================================
    Average Commission Rate Paid           $  .0693      $  .0676       $  .0663
=====================================================================================

  (i) Unaudited.

 (ii) Ratios have been annualized;  total return has not been  annualized.

(iii) Amount was computed based on average shares outstanding during the period.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1998 (UNAUDITED)
================================================================================
   SHARES      COMMON STOCKS--98.9%                                    VALUE
   ------                                                              -----
               APPAREL--.2%
    2,700      Brylane Inc.* ....................................   $   124,200
                                                                    -----------
               BIO-TECHNOLOGY--.9%
   18,500      INCYTE Pharmaceuticals,Inc.* .....................       631,313
                                                                    -----------
               BROADCASTING--1.3%
   28,100      CBS Corp. ........................................       892,175
                                                                    -----------
               BUILDING & CONSTRUCTION--.4%
    5,000      Masco Corp. ......................................       302,500
                                                                    -----------
               BUSINESS SERVICES--2.1%
   22,700      Cognizant Corp. ..................................     1,430,100
                                                                    -----------
               COMMUNICATIONS--8.4%
   26,400      America Online Inc. ..............................     2,798,400
    3,000      Clear Channel Communications Inc.* ...............       327,375
   12,000      Jacor Communications Inc.* .......................       708,000
   38,700      WorldCom Inc.* ...................................     1,874,550
                                                                    -----------
                                                                      5,708,325
                                                                    -----------
               COMMUNICATION EQUIPMENT--8.7%
   30,900      Ascend Communications, Inc.* .....................     1,531,497
   15,000      CIENA Corporation* ...............................     1,044,375
   25,000      Cisco Systems, Inc.* .............................     2,301,575
   15,000      Tellabs, Inc.* ...................................     1,074,375
                                                                    -----------
                                                                      5,951,822
                                                                    -----------
               COMPUTER RELATED &
                BUSINESS EQUIPMENT--.4%
   10,000      Compaq Computer Corp. ............................       283,750
                                                                    -----------
               COMPUTER SERVICES--2.6%
   21,000      Network Associates Inc.* .........................     1,005,375
    5,000      Yahoo Inc.*+ .....................................       787,500
                                                                    -----------
                                                                      1,792,875
                                                                    -----------
               COMPUTER SOFTWARE--10.4%
   10,000      Citrix Systems, Inc.* ............................       683,750
   25,500      Compuware Corp.* .................................     1,303,688
   50,000      HBO & Company ....................................     1,762,500
   25,000      Microsoft Corporation* ...........................     2,709,375
   12,500      Saville Systems PLC ADR*+ ........................       626,563
                                                                    -----------
                                                                      7,085,876
                                                                    -----------
               CONGLOMERATE--2.6%
   27,730      Tyco International Ltd. ..........................     1,746,990
                                                                    -----------
               DRUG DISTRIBUTION--3.1%
    6,900      Bergen Brunswig Corp. Cl. A ......................       319,988
   22,400      McKesson Corp. ...................................     1,820,000
                                                                    -----------
                                                                      2,139,988
                                                                    -----------
               ENERGY & ENERGY SERVICES--.9%
   12,000      AES Corp.* .......................................       630,755
                                                                    -----------
               FINANCIAL SERVICES--10.9%
   11,300      BankAmerica Corp. ................................       976,749
   27,300      Bank of New York Inc. ............................     1,656,782
    4,600      Chase Manhattan Corp. ............................       347,300
   14,100      Federal Home Loan Mortgage Corporation ...........       663,588
   30,000      IndyMac Mortgage Holdings Inc. ...................       682,500
   16,000      Kansas City Southern Industries, Inc. ............       794,000
   14,470      Morgan Stanley Dean Witter & Co. .................     1,322,196
   12,900      NationsBank Corp. ................................       986,850
                                                                    -----------
                                                                      7,429,965
                                                                    -----------
               FOOD CHAINS--2.2%
   14,900      Kroger Co.* ......................................       638,838
   21,200      Safeway Inc.* ....................................       862,586
                                                                    -----------
                                                                      1,501,424
                                                                    -----------
               INSURANCE--6.3%
    8,900      American International Group, Inc. ...............     1,299,400
   19,400      Enhance Financial Services Group Inc.+ ...........       654,750
   13,800      MGIC Investment Corp.+ ...........................       787,469
   26,100      Travelers Group Inc.+ ............................     1,582,313
                                                                    -----------
                                                                      4,323,932
                                                                    -----------
               LEISURE & ENTERTAINMENT--1.8%
   22,000      Carnival Corp. ...................................       871,750
    5,000      Premier Parks Inc.*+ .............................       333,125
                                                                    -----------
                                                                      1,204,875
                                                                    -----------
               MEDICAL DEVICES--.9%
   10,000      Medtronic, Inc. ..................................       637,500
                                                                    -----------
               PHARMACEUTICALS--15.3%
   15,000      Alza Corp.* ......................................       648,750
   14,000      Bristol Myers Squibb Co. .........................     1,609,132
   20,100      Elan Corp PLC-ADR*+ ..............................     1,292,691
   35,900      Forest Laboratories,Inc.* ........................     1,283,425
   21,800      Pfizer Inc. ......................................     2,369,398
   21,200      Schering-Plough Corporation ......................     1,942,450
   18,300      Warner-Lambert Co. ...............................     1,269,561
                                                                    -----------
                                                                     10,415,407
                                                                    -----------
               POLLUTION CONTROL--2.8%
   38,240      USA Waste Services, Inc.* ........................     1,888,100
                                                                    -----------
               RETAILING--13.8%
   43,000      CVS Corp.+ .......................................     1,674,334
   31,950      Home Depot, Inc. .................................     2,653,863
   44,500      Kmart Corp.* .....................................       856,625
   10,000      Linens'n Things Inc.* ............................       305,630
   17,000      Rite Aid Corp. ...................................       638,570
   41,450      Staples Inc.* ....................................     1,199,480
   34,200      Wal-Mart Stores Inc. .............................     2,077,650
                                                                    -----------
                                                                      9,406,152
                                                                    -----------
               TRANSPORTATION--2.9%
   18,600      AMR Corp.* .......................................     1,548,450
   10,000      Coach USA Inc.*+ .................................       456,250
                                                                    -----------
                                                                      2,004,700
                                                                    -----------
               TOTAL COMMON STOCKS
                (COST $50,174,076) ..............................    67,532,724
                                                                    -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--JUNE 30, 1998 (UNAUDITED) (CONT'D)
================================================================================
   SHARES                                                              VALUE
   ------                                                              -----
               PREFERRED STOCK--1.3%
               COMMUNICATION EQUIPMENT
   12,000      Nokia Corporation, ADR
               (COST $579,154) ...................................  $   870,756
                                                                    -----------
               SHORT-TERM INVESTMENTS--1.8%
               SECURITIES HELD UNDER
                REPURCHASE AGREEMENTS
               Securities Held Under Repurchase
                Agreements, 5.80-6.25%, 7/1/98, with
                Bear, Stearns & Co. Inc., dtd 06/30/98,
                repurchase price $1,209,293; collateralized
                by U.S. Treasury Bonds (par value $4,925,000
                due 8/15/22-11/15/24)
               (COST $1,209,125) .................................    1,209,125
                                                                    -----------

TOTAL INVESTMENTS
  (COST $51,962,355)(A) ............................    102.0%       69,612,605
Liabilities in Excess of Other Assets ..............     (2.0)       (1,342,089)
                                                        -----       -----------
NET ASSETS .........................................    100.0%      $68,270,516
                                                        =====       ===========




--------------------------------------------------------------------------------
  * Non-income producing security.
  + Securities partially or fully on loan.
(a) At June 30, 1998, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $51,962,355, amounted to $17,650,250 which consisted of aggregate gross unrealized appreciation of $17,918,132 and aggregate gross unrealized depreciation of $267,882.






                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
=====================================================================================================================

                                                                                           FROM JANUARY 25, 1995
                                                                                             (COMMENCEMENT OF
                                           SIX MONTHS          YEAR ENDED DECEMBER 31,           OPERATIONS)
                                             ENDED            -------------------------       TO DECEMBER 31,
                                      JUNE 30, 1998(i)(ii)       1997           1996             1995 (ii)
---------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period  $    23.17            $ 19.36      $    17.43           $  10.00
---------------------------------------------------------------------------------------------------------------------
   Net investment loss                        (0.03)             (0.03)          (0.03)(iii)        (0.03)
   Net realized and unrealized gain
     on investments                            5.85               3.84            2.14               7.46
---------------------------------------------------------------------------------------------------------------------
     Total from investment operations          5.82               3.81            2.11               7.43
   Distribution from net realized gains       (1.21)                --           (0.18)                --
---------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period        $    27.78            $ 23.17      $    19.36           $  17.43
=====================================================================================================================
   Total Return                               25.63%             19.68%          12.04%             74.30%
=====================================================================================================================
   Ratios and Supplemental Data:
      Net assets, end of period
      (000's omitted)                    $   68,271            $53,488      $   34,925            $ 5,497
=====================================================================================================================
      Ratio of expenses excluding
        interest to average net assets         0.92%              0.96%           1.06%              1.50%
=====================================================================================================================
      Ratio of expenses including interest
        to average net assets                  0.99%              1.00%           1.09%              1.56%
=====================================================================================================================
      Decrease reflected in above expense ratios
        due to expense reimbursements            --                 --              --               2.36%
=====================================================================================================================
      Ratio of net investment loss to
        average net assets                    (0.24%)            (0.17%)         (0.15%)            (0.71%)
=====================================================================================================================
      Portfolio Turnover Rate                 65.50%            164.27%         102.10%            178.23%
=====================================================================================================================
   Amount of debt outstanding at end of period   --                 --              --                 --
=====================================================================================================================
   Average amount of debt outstanding
     during the period                   $  473,354         $  201,644      $   76,079            $ 8,122
=====================================================================================================================
   Average daily number of shares
     outstanding during the period        2,326,624          2,135,458       1,107,187             75,460
=====================================================================================================================
   Average amount of debt per share
     during the period                   $     0.20         $     0.09      $     0.07            $  0.11
=====================================================================================================================
   Average Commission Rate Paid          $    .0706         $    .0703      $    .0682
===========================================================================================
(i)  Unaudited.
(ii) Ratios have been annualized;  total return has not been  annualized.
(iii) Amount was computed based on average shares outstanding during the period.




                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

JUNE 30, 1998
====================================================================================================================================



                                                            AMERICAN       AMERICAN
                                                              SMALL         INCOME                        AMERICAN        AMERICAN
                                            AMERICAN        CAPITALIZA-       AND          AMERICAN        MIDCAP        LEVERAGED
                                             GROWTH            TION         GROWTH         BALANCED        GROWTH          ALLCAP
                                            PORTFOLIO        PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments in securities, at value
   (identified cost*)--see accompany-
   ing schedules of investments           $1,486,868,006  $1,119,128,807   $59,941,327    $21,210,421    $561,818,176  $69,612,605
 Receivable for investment securities
   sold                                        5,462,044      26,525,302     2,961,586        132,494      10,269,078      333,702
 Receivable for shares of beneficial
   interest sold                               1,564,857         675,130        13,160         12,444       2,754,851      369,211
 Interest and dividends receivable               645,208         216,810        33,418        118,269         198,986       16,529
 Other assets                                     32,735          43,951         1,055            348          11,847        1,284
-----------------------------------------------------------------------------------------------------------------------------------
   Total Assets                            1,494,572,850   1,146,590,000    62,950,546     21,473,976     575,052,938   70,333,331
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
 Payable for investment securities
   purchased                                  29,724,805      15,179,064     1,946,071             --      17,640,231    1,618,993
 Payable for securities loaned                 2,438,519       2,961,013       138,544         33,310       2,612,141      359,246
 Payable for shares of beneficial
   interest redeemed                           4,580,751      14,439,289        45,744          5,687          53,458       22,498
 Interest payable                                     --              --            --             --              --        1,577
 Accrued investment management fees              820,021         720,371        29,808         12,417         335,476       44,000
 Accrued expenses                                103,096          90,895        16,646         10,635          45,151       16,501
-----------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                          37,667,192      33,390,632     2,176,813         62,049      20,686,457    2,062,815
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                $1,456,905,658  $1,113,199,368   $60,773,733     $21,411,927    $554,366,481 $68,270,516
===================================================================================================================================
NET ASSETS CONSIST OF:
    Paid-in capital                        $ 981,534,344  $  765,336,913   $44,541,457     $16,858,420    $396,063,998  $47,854,608
    Undistributed net investment
     income (accumulated loss)                   815,862      (8,886,317)      108,889         185,974      (1,266,329)    (189,344)
    Undistributed net realized gain           89,546,417     100,920,350     3,660,162         648,724      53,121,920    2,955,002
    Net unrealized appreciation              385,009,035     255,828,422    12,463,225       3,718,809     106,446,892   17,650,250
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                $1,456,905,658  $1,113,199,368   $60,773,733     $21,411,927    $554,366,481  $68,270,516
===================================================================================================================================
Shares of beneficial interest
  outstanding--Note 6                         31,906,038      25,808,431     5,181,970       1,853,040      20,766,165    2,457,409
===================================================================================================================================
NET ASSET VALUE PER SHARE                 $        45.66  $        43.13   $     11.73     $     11.56    $      26.70  $     27.28
===================================================================================================================================
*Identified cost                          $1,101,858,971  $  863,300,385   $47,478,102     $17,491,612    $455,371,284  $51,962,355
===================================================================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 1998
====================================================================================================================================
                                                            AMERICAN       AMERICAN
                                                              SMALL         INCOME                        AMERICAN        AMERICAN
                                            AMERICAN        CAPITALIZA-       AND          AMERICAN        MIDCAP        LEVERAGED
                                             GROWTH            TION         GROWTH         BALANCED        GROWTH          ALLCAP
                                            PORTFOLIO        PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Income:
  Interest                                $  1,632,804     $  1,213,955    $   84,181       $  240,263    $   779,488  $    33,409
  Dividends                                  3,964,817        1,842,550       200,797           40,137        997,237      188,733
------------------------------------------------------------------------------------------------------------------------------------
   Total Income                              5,597,621        3,056,505       284,978          280,400      1,776,725      222,142
------------------------------------------------------------------------------------------------------------------------------------
 Expenses:
  Management fees-- Note 3(a)                4,578,061       4,357,851        164,108           68,830      1,982,131      250,196
  Interest on line of credit utilized               --              --             --               --             --       20,229
  Custodian fees                               132,400         128,275         11,500            7,679         63,755       11,586
  Transfer agent fees                            1,240           1,240          1,240            1,240          1,240        1,240
  Professional fees                             22,245          20,530          2,389            1,792          9,288        2,154
  Trustees' fees                                 1,984           1,984          1,984            1,984          1,984        1,984
  Miscellaneous                                 61,591          52,189          5,643            4,885         17,588        4,419
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                            4,797,521       4,562,069        186,864           86,410      2,075,986      291,808
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income
    (Loss)                                     800,100      (1,505,564)        98,114          193,990       (299,261)     (69,666)
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
  Net realized gain on investments          89,573,070     100,920,615      3,675,744          643,227     56,324,889    2,879,096
  Net change in unrealized appreciation
      on investments                       206,709,180      32,287,428      5,205,901        2,126,271     36,842,714   10,959,708
------------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain
      on investments                       296,282,250     133,208,043      8,881,645        2,769,498     93,167,603   13,838,804
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS                               $297,082,350    $131,702,479     $8,979,759       $2,963,488    $92,868,342  $13,769,138
====================================================================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
STATEMENT OF CASH FLOWS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 1998
================================================================================


--------------------------------------------------------------------------------
INCREASE (DECREASE) IN CASH
Cash flows from operating activities:

    Interest received                                               $    36,061
    Dividends received                                                  198,778
    Interest paid                                                       (18,735)
    Operating expenses paid                                            (271,189)
    Disposition of short-term securities, net                         1,210,152
    Purchase of portfolio securities                                (40,625,372)
    Proceeds from disposition of portfolio securities                38,448,259
    Other                                                                   814
--------------------------------------------------------------------------------
      Net cash used in operating activities                          (1,021,232)
--------------------------------------------------------------------------------
Cash flows from financing activities:
    Dividends Paid                                                   (2,761,338)
    Proceeds from shares sold and dividends reinvested               12,700,144
    Payments on shares redeemed                                      (9,276,820)
    Increase in cash collateral received on securities loaned           359,246
--------------------------------------------------------------------------------
       Net cash provided by financing activities                      1,021,232
--------------------------------------------------------------------------------
Net increase in cash                                                         --
Cash--beginning of period                                                    --
--------------------------------------------------------------------------------
Cash--end of period                                                 $        --
================================================================================
RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET CASH PROVIDED BY
  (USED IN) OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                $13,769,138
Increase in investments                                              (2,252,253)
Increase in receivable for investments sold                            (333,702)
Decrease in interest and dividends receivable                            12,698
Increase in payable for investments purchased                         1,618,993
Net realized gain                                                    (2,879,096)
Net increase in unrealized appreciation                             (10,959,708)
Increase in accrued expenses                                              1,884
Net decrease in other assets                                                814
--------------------------------------------------------------------------------
   Net cash used in operating activities                            $(1,021,232)
================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 1998
====================================================================================================================================

                                                            AMERICAN       AMERICAN
                                                              SMALL         INCOME                         AMERICAN       AMERICAN
                                            AMERICAN        CAPITALIZA-       AND           AMERICAN        MIDCAP        LEVERAGED
                                             GROWTH            TION         GROWTH         BALANCED        GROWTH          ALLCAP
                                            PORTFOLIO        PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)            $     800,100    $  (1,505,564)   $   98,114    $   193,990    $  (299,261)   $     (69,666)
Net realized gain on investments           89,573,070      100,920,615     3,675,744        643,227     56,324,889        2,879,096
Net change in unrealized appreciation
    on investments                        206,709,180       32,287,428     5,205,901      2,126,271     36,842,714       10,959,708
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
 from operations                          297,082,350      131,702,479     8,979,759      2,963,488     92,868,342       13,769,138
Dividends to shareholders:
  Net investment income                    (3,246,329)              --      (194,463)      (295,352)            --               --
  Net realized gains                     (198,381,152)    (131,575,498)   (5,380,156)    (1,311,952)   (41,830,668)      (2,761,338)
Net increase from
 shares of beneficial
 interest transactions-- Note 6           288,921,897      115,486,479     9,969,701      3,441,993     58,362,107        3,774,718
-----------------------------------------------------------------------------------------------------------------------------------
  Total increase                          384,376,766      115,613,460    13,374,841      4,798,177    109,399,781       14,782,518
Net Assets
 Beginning of period                    1,072,528,892      997,585,908    47,398,892     16,613,750    444,966,700       53,487,998
------------------------------------------------------------------------------------------------------------------------------------
 End of period                         $1,456,905,658   $1,113,199,368   $60,773,733    $21,411,927   $554,366,481    $  68,270,516
====================================================================================================================================
 Undistributed net investment income
     (accumulated loss)                $      815,862   $   (8,886,317)  $   108,889    $   185,974   $ (1,266,329)   $    (189,344)
====================================================================================================================================


THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1997

====================================================================================================================================

                                                            AMERICAN       AMERICAN
                                                              SMALL         INCOME                         AMERICAN       AMERICAN
                                            AMERICAN        CAPITALIZA-       AND           AMERICAN        MIDCAP        LEVERAGED
                                             GROWTH            TION         GROWTH         BALANCED        GROWTH          ALLCAP
                                            PORTFOLIO        PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)            $   3,277,196     $ (1,820,125)   $   195,876    $   294,655   $   (653,590)    $   (79,311)
Net realized gain on investments          199,900,299      139,147,522      5,378,374      1,319,306     38,971,626       3,587,761
Net change in unrealized appreciation
    on investments                         49,343,495       22,504,405      4,254,496        756,566     20,863,695       4,257,904
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
    from operations                       252,520,990      159,831,802      9,828,746      2,370,527     59,181,731       7,766,354
Dividends to shareholders:
    Net investment income                  (3,760,721)              --       (141,500)      (155,278)      (250,596)             --
    Net realized gains                     (6,810,754)     (54,749,439)    (1,170,590)      (210,546)    (6,110,692)             --
   Net increase (decrease) from
    shares of beneficial interest
    transactions-- Note 6                (160,448,991)    (577,014,924)    17,971,996      4,123,363     (2,700,477)     10,796,374
------------------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease)             81,500,524     (471,932,561)    26,488,652      6,128,066     50,119,966      18,562,728
Net Assets
 Beginning of year                        991,028,368    1,469,518,469     20,910,240     10,485,684    394,846,734      34,925,270
------------------------------------------------------------------------------------------------------------------------------------
 End of year                           $1,072,528,892    $ 997,585,908    $47,398,892    $16,613,750   $444,966,700     $53,487,998
====================================================================================================================================
 Undistributed net investment income
     (accumulated loss)                 $   3,262,091    $  (7,380,753)   $   205,238    $   287,336   $   (967,068)    $  (119,678)
====================================================================================================================================

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

JUNE 30, 1998
================================================================================
NOTE 1--GENERAL:

The Alger American Fund (the "Fund") is a diversified, open-end registered investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six series of shares of beneficial interest: American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio (collectively the "Portfolios"). The American Growth Portfolio, American Small Capitalization Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The American Income and Growth Portfolio's primary investment objective is to provide a high level of dividend income by investing primarily in dividend-paying equity securities; capital appreciation is a second objective. The American Balanced Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange ("NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and the asked price, or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued according to procedures established by the Board of Trustees to determine fair value in good faith.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions, primarily U.S. Government securities dealers. The repurchase agreements are collateralized by U.S. Government securities which are verified by the investment manager as being either received and held in physical possession by the custodian or as having been received by such custodian in book-entry form through the Federal Reserve book-entry system. The investment manager monitors the value of the collateral at the time the repurchase agreement is entered into and on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, including an affiliate of the custodian, provided that the market value of securities loaned will not at any time exceed one-third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the investment manager ensures that the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100 percent of the current market value of the loaned securities. At June 30, 1998, the value of securities loaned and collateral received thereon were as follows:

                                                      VALUE OF
                                                     SECURITIES        VALUE OF
                                                       LOANED         COLLATERAL
                                                    ------------    ------------
American Growth Portfolio.........................  $ 14,560,964    $ 14,804,312
American Small Capitalization
  Portfolio ......................................   117,196,874     119,482,859
American Income and Growth
  Portfolio ......................................     1,068,536       1,087,584
American Balanced Portfolio ......................       138,450         141,366
American MidCap Growth
  Portfolio ......................................    26,167,127      26,638,407
American Leveraged AllCap
  Portfolio ......................................     1,979,292       2,011,891

(e) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded by the Fund on the ex-dividend date.

Dividends from net investment income are declared and paid annually.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)

JUNE 30, 1998
================================================================================

Dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

(f) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income, including net realized capital gains, of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

(g) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement (the "Agreement") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:

American Growth Portfolio ..............................................   .750%
American Small Capitalization Portfolio ................................   .850
American Income and Growth Portfolio ...................................   .625
American Balanced Portfolio ............................................   .750
American MidCap Growth Portfolio .......................................   .800
American Leveraged AllCap Portfolio ....................................   .850

Each Agreement further provides that if in any fiscal year the aggregate expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, of the American Growth Portfolio exceed 1.50%; the American Small Capitalization Portfolio exceed 1.50%; the American Income and Growth Portfolio exceed 1.25%; the American Balanced Portfolio exceed 1.25%; the American MidCap Growth Portfolio exceed 1.50% and the American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio, Alger Management will reimburse that Portfolio for the excess expenses.

(b) BROKERAGE COMMISSIONS: During the six months ended June 30, 1998, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc.") $1,360,076, $1,206,679, $90,040, $12,857, $789,236
and $82,093, respectively, in connection with securities transactions.

(c) TRANSFER AGENCY FEES: The Fund has entered into a transfer agency agreement with Alger Shareholder Services, Inc. ("Services"), whereby Services will act as transfer agent for the Fund for a fee of $2,500 per year, per Portfolio, plus out-of-pocket expenses.

NOTE 4--SECURITIES TRANSACTIONS:

Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 1998, were as follows:

                                                     PURCHASES          SALES
                                                    -----------      -----------
American Growth Portfolio ......................   $684,226,326     $574,546,420
American Small Capitalization
  Portfolio ....................................    668,488,295      681,927,496
American Income and Growth
  Portfolio ....................................     39,985,845       36,748,308
American Balanced Portfolio ....................      8,163,573        5,984,461
American MidCap Growth
  Portfolio ....................................    340,711,192      336,244,085
American Leveraged AllCap
  Portfolio ....................................     42,244,365       38,782,008

NOTE 5--LINE OF CREDIT:

The American Leveraged AllCap Portfolio has a line of credit with its custodian bank whereby it may borrow up to one-third of the value of its assets, as defined, up to a maximum of $25,000,000. Such borrowings have a variable interest rate and are payable on demand. During the six months ended June 30, 1998, the American Leveraged AllCap Portfolio had borrowings which averaged $473,354 at a weighted average interest rate of 8.50%.

NOTE 6--SHARE CAPITAL:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONT'D)

JUNE 30, 1998
================================================================================

During the six months ended June 30, 1998, transactions of shares of beneficial interest were as follows:

                                                        SHARES         AMOUNT
                                                        ------         ------
American Growth
  Portfolio:
  Shares sold ..................................     6,529,805     $299,722,888
  Dividends reinvested .........................     4,809,435      201,563,406
                                                   -----------     ------------
                                                    11,339,240      501,286,294
  Shares redeemed ..............................   (4,514,468)     (212,364,397)
                                                   -----------     ------------
   Net increase ................................     6,824,772     $288,921,897
                                                   ===========     ============

                                                        SHARES         AMOUNT
                                                        ------         ------
American Small Capitalization
  Portfolio:
  Shares sold ..................................    11,786,682     $525,119,300
  Dividends reinvested .........................     3,247,801      131,568,417
                                                   -----------     ------------
                                                    15,034,483      656,687,717
  Shares redeemed                                 (12,027,931)    (541,201,238)
                                                   -----------     ------------
   Net increase ................................     3,006,552     $115,486,479
                                                   ===========     ============

                                                        SHARES         AMOUNT
                                                        ------         ------
American Income and Growth
  Portfolio:
  Shares sold ..................................       886,350     $ 10,401,322
  Dividends reinvested .........................       504,168        5,571,055
                                                   -----------     ------------
                                                     1,390,518       15,972,377
  Shares redeemed ..............................      (523,023)      (6,002,676)
                                                   -----------     ------------
   Net increase ................................       867,495     $  9,969,701
                                                   ===========     ============

                                                        SHARES         AMOUNT
                                                        ------         ------
American Balanced
  Portfolio:
  Shares sold ..................................       253,600     $  2,895,223
  Dividends reinvested .........................       146,968        1,604,892
                                                   -----------     ------------
                                                       400,568        4,500,115
  Shares redeemed ..............................       (91,720)      (1,058,122)
                                                   -----------     ------------
   Net increase ................................       308,848     $  3,441,993
                                                   ===========     ============

                                                         SHARES         AMOUNT
                                                        ------         ------
American MidCap Growth
  Portfolio:
  Shares sold ..................................     4,692,258     $123,365,333
  Dividends reinvested .........................     1,688,763       41,830,666
                                                   -----------     ------------
                                                     6,381,021      165,195,999
  Shares redeemed ..............................    (4,018,052)    (106,833,892)
                                                   -----------     ------------
   Net increase ................................     2,362,969     $ 58,362,107
                                                   ===========     ============

                                                        SHARES         AMOUNT
                                                        ------         ------
American Leveraged AllCap
  Portfolio:
  Shares sold ..................................       403,615     $ 10,310,669
  Dividends reinvested .........................       107,618        2,731,336
                                                   -----------     ------------
                                                       511,233       13,042,005
  Shares redeemed ..............................      (361,946)      (9,267,287)
                                                   -----------     ------------
   Net increase ................................       149,287     $  3,774,718
                                                   ===========     ============


During the year ended December 31, 1997, transactions of shares of beneficial interest were as follows:

                                                        SHARES         AMOUNT
                                                        ------         ------
American Growth
  Portfolio:
  Shares sold ..................................    16,488,837   $  655,951,502
  Dividends reinvested .........................       283,342       10,571,475
                                                  ------------   --------------
                                                    16,772,179      666,522,977
  Shares redeemed ..............................   (20,559,387)    (826,971,968)
                                                  ------------   --------------
   Net decrease ................................    (3,787,208)  $ (160,448,991)
                                                  ============   ==============

                                                        SHARES         AMOUNT
                                                        ------         ------
American Small Capitalization
  Portfolio:
  Shares sold ..................................    24,762,826   $1,038,991,957
  Dividends reinvested .........................     1,463,106       54,749,439
                                                  ------------   --------------
                                                    26,225,932    1,093,741,396
  Shares redeemed ..............................   (39,348,743)  (1,670,756,320)
                                                  ------------   --------------
   Net decrease ................................   (13,122,811)  $ (577,014,924)
                                                  ============   ==============

                                                        SHARES         AMOUNT
                                                        ------         ------
American Income and Growth
  Portfolio:
  Shares sold ..................................     2,857,584   $   27,984,376
  Dividends reinvested .........................       142,001        1,312,090
                                                  ------------   --------------
                                                     2,999,585       29,296,466
  Shares redeemed ..............................    (1,167,593)     (11,324,470)
                                                  ------------   --------------
   Net increase ................................     1,831,992   $   17,971,996
                                                  ============   ==============

                                                        SHARES         AMOUNT
                                                        ------         ------
American Balanced
  Portfolio:
  Shares sold ..................................       592,297   $    6,003,090
  Dividends reinvested .........................        38,027          365,824
                                                  ------------   --------------
                                                       630,324        6,368,914
  Shares redeemed ..............................      (220,624)      (2,245,551)
                                                  ------------   --------------
   Net increase ................................       409,700   $    4,123,363
                                                  ============   ==============

                                                        SHARES         AMOUNT
                                                        ------         ------
American MidCap Growth
  Portfolio:
  Shares sold ..................................    14,279,060   $  328,791,802
  Dividends reinvested .........................       297,953        6,361,288
                                                  ------------   --------------
                                                    14,577,013      335,153,090
  Shares redeemed ..............................   (14,668,073)    (337,853,567)
                                                  ------------   --------------
   Net decrease ................................       (91,060)  $   (2,700,477)
                                                  ============   ==============

                                                        SHARES         AMOUNT
                                                        ------         ------
American Leveraged AllCap
  Portfolio:
  Shares sold ..................................     1,381,000   $   30,139,481
  Shares redeemed ..............................      (876,756)     (19,343,107)
                                                  ------------   --------------
   Net increase ................................       504,244   $   10,796,374
                                                  ============   ==============

                                                                              27